Capital adequacy	12 Months Ended
Dec. 31, 2012
Capital adequacy
35 Capital adequacy
The Group is subject to regulation by FINMA. The capital levels of the Group are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since January 2008, the Group operated under the international capital adequacy standards known as >>>Basel II set forth by the BCBS. These standards affected the measurement of both total eligible capital and >>>risk-weighted assets. In January 2011, as required by FINMA, the Group implemented BCBS’s “Revisions to the Basel II market risk framework” (>>>Basel II.5) for FINMA regulatory capital purposes. The Group has based its capital adequacy calculations on US GAAP, as permitted by FINMA Circular 2008/34. FINMA has advised the Group that it may continue to include as tier 1 capital CHF 33 million and CHF 0.6 billion of equity from SPEs which are deconsolidated under US GAAP as of December 31, 2012 and 2011, respectively.

According to FINMA and Bank for International Settlements (BIS) capital requirements, total regulatory capital is comprised of two categories: tier 1 and tier 2 capital. Tier 1 capital consists of total shareholders’ equity, qualifying noncontrolling interests and hybrid tier 1 capital instruments. Deductions from tier 1 capital include, among other items, goodwill and intangible assets, participations in insurance entities, investments in certain bank and finance entities and other adjustments, including cumulative fair value adjustments on Credit Suisse vanilla debt, net of tax, anticipated but not yet declared dividends, the net long position in own treasury shares in the trading book and an adjustment for the accounting treatment of pension plans. Core tier 1 capital excludes hybrid tier 1 capital instruments. Tier 1 capital is supplemented for capital adequacy purposes by tier 2 capital, which consists primarily of unsecured, perpetual, subordinated instruments that are senior only to tier 1 instruments. The sum of tier 1 and tier 2 capital equals total eligible capital.

Risk-weighted assets include consolidated balance sheet assets, net positions in securities not held in the trading portfolio, off-balance sheet transactions converted into credit equivalents, market positions in the trading portfolio and operational risk from processes, people, systems and external events.

As of December 31, 2012 and 2011, the Group was adequately capitalized under the regulatory provisions outlined under both FINMA and BIS guidelines.
BIS statistics – Basel II.5
end of	2012	2011

Eligible capital (CHF million)

Tier 1 capital	43,547	36,844

of which core tier 1 capital	34,766	25,956

Tier 2 capital	6,389	11,810

Total eligible capital	49,936	48,654

Risk-weighted assets (CHF million)

Credit risk	143,679	157,237

Market risk	29,366	40,609

Non-counterparty risk	6,126	7,819

Operational risk	45,125	36,088

Risk-weighted assets	224,296	241,753

Capital ratios (%)

Core tier 1 ratio	15.5	10.7

Tier 1 ratio	19.4	15.2

Total capital ratio	22.3	20.1

Broker-dealer operations
Certain Group broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2012 and 2011, the Group and its subsidiaries complied with all applicable regulatory capital adequacy requirements.

Dividend restrictions
Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).

Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.

As of December 31, 2012 and 2011, the Group was not subject to restrictions on its ability to pay the proposed dividends.

Bank
Capital adequacy
34 Capital adequacy
The Bank is subject to regulation by FINMA. The capital levels of the Bank are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since 2008, the Bank operated under the international capital adequacy standards known as >>>Basel II set forth by the BCBS. These standards affected the measurement of both total eligible capital and >>>risk-weighted assets. In January 2011, as required by FINMA, the Bank implemented BCBS’s “Revisions to the Basel II market risk framework” (>>>Basel II.5) for FINMA regulatory capital purposes. The Bank has based its capital adequacy calculations on US GAAP, as permitted by FINMA Circular 2008/34. FINMA has advised the Bank that it may continue to include as tier 1 capital CHF 1.6 billion and CHF 3.2 billion of equity from SPEs which are deconsolidated under US GAAP as of December 31, 2012 and 2011, respectively.

As of December 31, 2012 and 2011, the Bank was adequately capitalized under the regulatory provisions outlined under both FINMA and the Bank for International Settlements (BIS) guidelines.
> Refer to “Note 35 – Capital adequacy” in V – Consolidated financial statements – Credit Suisse Group for further information.
BIS statistics – Basel II.5
end of	2012	2011

Eligible capital (CHF million)

Tier 1 capital	39,660	35,098

of which core tier 1 capital	30,879	24,210

Tier 2 capital	8,092	13,292

Total eligible capital	47,752	48,390

Risk-weighted assets (CHF million)

Credit risk	134,760	148,378

Market risk	29,338	40,571

Non-counterparty risk	5,873	7,564

Operational risk	45,125	36,088

Risk-weighted assets	215,096	232,601

Capital ratios (%)

Core tier 1 ratio	14.4	10.4

Tier 1 ratio	18.4	15.1

Total capital ratio	22.2	20.8

Broker-dealer operations
Certain Bank broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2012 and 2011, the Bank and its subsidiaries complied with all applicable regulatory capital adequacy requirements.

Dividend restrictions
Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).

As of December 31, 2012 and 2011, the Bank was not subject to restrictions on its ability to pay the proposed dividends.